Employee benefits (Tables) - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Schedule of employee benefits liability recognized

	June 30,	December 31,
	2026	2025
	(In thousands of Korean won)
Defined benefit liability	903,565	980,841

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Defined benefit liability	₩	980,841	950,220

Schedule of reconciliation from the opening balances

		Defined benefit obligation	Fair value of plan assets	Net defined Benefit liabilities
		June 30, 2026	June 30, 2026	June 30, 2026
		(In thousands of Korean won)
Balance at 1 January	₩	980,841	-	980,841
Included in profit or loss
Current service cost		96,415	-	96,415
Interest expense		20,642	-	20,642
Subtotal		117,057	-	117,057
Included in OCI
Remeasurement losses(gains)
- Demographic assumption		-	-	-
- Financial assumption		(53,297)	-	(53,297)
- Adjustment based on experience		(100,435)	-	(100,435)
Subtotal		(153,732)	-	(153,732)
Other
- Interim Settlement		-	-	-
Benefits paid		(40,601)	-	(40,601)
Subtotal		(40,601)	-	(40,601)
Balance at 30 June	₩	903,565	-	903,565

		Defined benefit obligation		Fair value of plan assets		Net defined Benefit liabilities
		2025	2024	2025	2024	2025	2024
		(In thousands of Korean won)
Balance at 1 January	₩	950,220	718,383	-	-	950,220	718,383
Included in profit or loss				-	-
Current service cost		201,808	180,690	-	-	201,808	180,690
Interest expense		36,339	31,575	-	-	36,339	31,575
Subtotal		238,147	212,265	-	-	238,147	212,265
Included in OCI				-	-
Remeasurement loss(gain)				-	-
- Demographic assumption		-	(1,425)	-	-	-	(1,425)
- Financial assumption		(30,017)	77,394	-	-	(30,017)	77,394
- Adjustment based on experience		(22,104)	51,884	-	-	(22,104)	51,884
Subtotal		(52,121)	127,853	-	-	(52,121)	127,853
Other				-	-
Gains on settlement		(48,663)	(3,653)	-	-	(48,663)	(3,653)
Benefits paid		(106,742)	(104,628)	-	-	(106,742)	(104,628)
Balance at 31 December	₩	980,841	950,220	-	-	980,841	950,220

Schedule of actuarial assumptions

	2025	2024
Discount rate	4.36%	3.98%
Future salary growth	3.00%	3.00%

Schedule of defined benefit obligation

		December 31, 2025		December 31, 2024
		Increased by 1%	Decreased by 1%	Increased by 1%	Decreased by 1%
		(In thousands of Korean won)
Discount rate	₩	(73,191)	84,609	(70,838)	81,873
Future salary growth		85,026	(74,839)	81,953	(72,186)